Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments [Abstract]
Schedule of group financial investments

	31 December 2019
	Amortized cost	Fair value through other comprehensive income	Fair value through statement of income	Total
	USD	USD	USD	USD

Unquoted bonds*	3,235,896	-	-	3,235,896
Quoted bonds	-	208,525,361	-	208,525,361
Quoted funds and alternative investments	-	-	8,261,033	8,261,033
Quoted equities	-	14,628,558	13,544,542	28,173,100
Unquoted equities**	-	5,794,187	-	5,794,187
Expected credit losses and impairment	(267,623)	-	-	(267,623)
	2,968,273	228,948,106	21,805,575	253,721,954

	31 December 2018
	Amortized cost	Fair value through other comprehensive income	Fair value through statement of income	Total
	USD	USD	USD	USD

Unquoted bonds*	3,737,287	-	-	3,737,287
Quoted bonds	-	162,161,914	-	162,161,914
Quoted funds and alternative investments	-	-	8,383,593	8,383,593
Quoted equities	-	15,320,310	5,594,070	20,914,380
Unquoted equities**	-	5,988,087	-	5,988,087
Expected credit losses and impairment	(280,450)	-	-	(280,450)
	3,456,837	183,470,311	13,977,663	200,904,811

*	The Group has an investment in an unquoted bond denominated in JOD (USD pegged currency) issued by ’Specialized Investment Compound Co.’ a local company based in Jordan with a maturity date of 22nd February 2016. Said company is currently under liquidation, due to which 85% of original bond holdings with nominal value amounted to USD 1,235,543 were not paid on that maturity date.

These bonds are backed up by collateral in the form of real estate properties. However, the Group management has provided USD 250,000 to cover any potential impairment in the value of the collateral held against said investment.

**	The Group has two unquoted equity investments under level 3 designated at fair value through OCI valued at USD 5,261,387 (2018: USD 5,263,777) and USD 532,800 (2018: USD 724,310). As at 31 December 2018, the fair value of the unquoted equities was recorded by adopting a market approach using the price of the most recent sale transaction as a basis to arrive at a value of these investments. As at 31 December 2019, there was no information available about recent sale transactions. Accordingly, the Group has used an alternative valuation technique called ‘multiples-based valuation’ whereby earnings-based multiples of comparable companies as at 31 December 2019 were considered for the valuation. There are no active markets for these investments and the Group intends to hold them for the long term.

Schedule of expected credit losses and impairment provision for the bonds
	2019	2018
	USD	USD

Opening balance	280,450	286,698
Release of provision for investment in debt securities	(12,827)	(6,248)
Ending balance	267,623	280,450

Schedule of fair value of level 3 financial assets

	%	Positive impact	Negative impact	Valuation variables
		USD	USD
2019	+/- 10	573,974	(573,974)	Market multiples applied to a range of financial performance measures ***
2018	+/- 10	598,808	(598,808)	Price of most recent sale transaction

*** As at 31 December 2019, the fair value measurement of the unquoted equity investment valued at USD 5,261,387 was based on a combination of valuation multiples, with greater weight given to price to book value multiple. This has implied an equity value range of USD 5,110,200 to USD 5,561,100.